Deferred Income Taxes (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Non-capital losses carried forward		$ 25
Deferred tax assets		25
Deferred tax liabilities
Held for trading securities		(25)
Book value over tax value of property, plant and equipment
Book value over tax value of mineral properties
Deferred tax liabilities
Net deferred tax assets